Cover	Dec. 13, 2024
Document Information Line Items
Entity Registrant Name	AIRSHIP AI HOLDINGS, INC.
Entity Central Index Key	0001842566
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Dec. 13, 2024
Entity Ex Transition Period	false
Entity File Number	001-40222
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	93-4974766
Entity Address Address Line 1	8210 154th Ave NE
Entity Address City Or Town	Redmond
Entity Address State Or Province	WA
Entity Address Postal Zip Code	98052
City Area Code	877
Local Phone Number	462-4250
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Common Stock [Member]
Document Information Line Items
Security 12b Title	Common Stock
Trading Symbol	AISP
Security Exchange Name	NASDAQ
Warrants [Member]
Document Information Line Items
Security 12b Title	Warrants
Trading Symbol	AISPW
Security Exchange Name	NASDAQ